Organization and Significant Accounting Policies (Detail Textuals 1) (Accounts Receivable, Customer)	6 Months Ended
	Jun. 30, 2012 customers	Jun. 30, 2011 customers
Accounts Receivable | Customer
Concentration Risk [Line Items]
Concentrations of credit risk, One	20.00%	42.00%
Concentrations of credit risk, Two	18.00%	13.00%
Number of customers accounted credit risk	2	2